STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended				2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2003 Founders [Member]	Dec. 31, 2011 Warrants 1.65	Dec. 31, 2010 Warrants 1.65	Dec. 31, 2011 Warrants 1.80	Dec. 31, 2010 Warrants 2.00	Dec. 31, 2012 Warrants 2.20	Dec. 31, 2013 Warrants 1.50
Sale of common stock, per share				$ 0.50	$ 0.0001
Issuance Of Common Stock and Warrants Price Per Share 1	$ 1.773	$ 1.50	$ 1.00			$ 1.65	$ 1.65	$ 1.80	$ 2.00	$ 2.20	$ 1.50